H&N ACQUISITION 10Q (Details) (USD $)	3 Months Ended		12 Months Ended		3 Months Ended		3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 H and N [Member]	Jan. 02, 2014 H and N [Member]	Mar. 31, 2014 H and N [Member] Customer Relationships [Member]
Business Acquisition [Line Items]
Amount of outstanding shares purchased					$ 2,000,000
Amount payable through promissory note					3,300,000
Acquisition-related costs					300,000
Business Acquisition, Cost of Acquired Entity, Purchase Price [Abstract]
Cash						1,800,000
Cash holdback for contingencies						200,000
Convertible notes payable						2,785,000
Total fair value of consideration transferred						4,785,000
Financial assets, including acquired cash of $1,075						1,311,000
Inventories						1,191,000
Property						963,000
Identified intangible asset estimate						3,848,000
Deferred income taxes, net						(1,448,000)
Financial liabilities						(1,755,000)
Net recognized amounts of identifiable assets acquired						4,110,000
Goodwill - USA segment						675,000
Cash						1,075,000
Fair value of trade receivables					100,000
Acquired intangible assets							3,800,000
Acquired average amortization period of intangible assets							3 years
Amortization of intangible in 2014							1,700,000
Amortization of intangible in 2015			300,000				1,300,000
Amortization of intangible in 2016			100,000				800,000
Amortization expense					500,000
Revenues	$ 7,684,000	$ 8,709,000	$ 35,051,000	$ 37,723,000	$ 2,500,000